As filed with the SEC on March 4, 2004.



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-21094
                                    ---------


                         TRANSAMERICA INDEX FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.



Item 1: Report(s) to Shareholders.  The Annual Report is attached.

                         Transamerica Index Funds, Inc.

                         Transamerica Mid Cap Index Fund












                         Annual Report - December 31, 2003

Table of Contents


Transamerica Index Funds, Inc.

     Transamerica Mid Cap Index Fund


Portfolio Managers Commentary                             2

Schedule of Investments                                   4

Statement of Assets and Liabilities                       5

Statement of Operations                                   5

Statement of Changes in Net Assets                        6

Financial Highlights                                      7

Notes to the Financial Statements                         8

Report of Independent Certified Public Accountants       10

Management of Fund                                       11

Transamerica Mid Cap Index Fund
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the past twelve months, the pendulum of investor sentiment swung widely, from pessimism and concern in the first quarter to optimism in the final months. Initially, war with Iraq, weak earnings reports and persistently high unemployment levels pushed the NASDAQ Composite Stock Index ("NASDAQ") into negative territory. As the period progressed, however, earnings reports steadily improved, reflecting tax cuts and low interest rates that kept consumer spending high and stimulated business spending after years of restructuring and belt-tightening. Meanwhile, economic growth accelerated and unemployment levels showed signs of stabilizing. In the end, the NASDAQ advanced 50.01% driven by this combination of stronger economic data and improved corporate earnings, as well as pent-up demand for an alternative to low-yielding bond investments. Finally, new tax laws that made both dividend income and capital gains more attractive provided an additional incentive to invest in equities.

PERFORMANCE

For the year ended December 31, 2003, Transamerica Mid Cap Index returned 49.06%. By comparison its benchmark, the NASDAQ returned 50.01%.

STRATEGY REVIEW

Transamerica Mid Cap Index is a passive investment that closely mirrors the content of the NASDAQ. The portfolio's return can be attributed largely to cost-effective trading. Bearing in mind the portfolio's need for a very high level of liquidity (to facilitate daily withdrawals and a possible change in the target index at any time), we chose to invest in exchange-traded funds. Our analysis showed that, of the several options available, these securities most closely track performance of the NASDAQ while providing the necessary liquidity and minimizing trading costs.



Lisa Hansen
Portfolio Manager
Transamerica Investment Management, LLC




                       Transamerica Index Funds, Inc. - 2

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
  Comparison of change in value of $10,000 investment in Transamerica Mid Cap
                     Index Fund and its comparative index.

[REPRESENTATION OF LINE GRAPH]

Growth of $10,000
Inception of 5/20/02 through 12/31/03

NASDAQ
Composite
$11,804

Transamerica
Mid Cap Index
$11,120


Average Annual Total Return for Periods Ended 12/31/2003
--------------------------------------------------------------------------------
                                                       From           Inception
                                     1 Year         Inception            Date
--------------------------------------------------------------------------------
Transamerica Mid Cap Index           49.06%           6.80%            05/20/02
NASDAQ Composite(1)                  50.01%           9.06%            05/20/02
--------------------------------------------------------------------------------

NOTES
(1) The NASDAQ Composite (NASDAQ Composite) Index is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses.
     Source: Standard & Poor's Micropal(R)(C) Micropal, Inc. 2003 - 1-800-596-5323 - http://www.micropal.com.

The performance data presented represents past performance, future results may vary. The portfolio's investment return and net asset value will fluctuate.

Past performance does not quarantee future results. Investor's units, when redeemed, may be worth more or less than their original cost.

Periods less than one year represent total return and are not annualized.

This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of the portfolio.

This performance information must be accompanied by the quarterly performance reports as of the most recent quarter for the appropriate variable annuity products showing average annual total returns of the respective products, net of fees and charges, including mortality and expense risk charge.





                       Transamerica Index Funds, Inc. - 3

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At December 31, 2003
(all amounts except share amounts in thousands)

                                                       Shares           Value
--------------------------------------------------------------------------------

INVESTMENT COMPANIES (100.00%)

   Exchange Traded Funds (100.00%)
   -------------------------------
      Nasdaq - 100 Shares                             12,085,106     $ 440,643
                                                                     ---------

   Total Investment Companies (cost: $ 295,976)                      $ 440,643
                                                                     =========

SUMMARY:
   Investments, at value                                  100.00%    $ 440,643
   Other assets in excess of liabilities                    0.00%           35
                                                      ----------     ---------
   Net assets                                             100.00%    $ 440,678
                                                      ==========     =========


The notes to the financial statements are an integral part of this report.



                       Transamerica Index Funds, Inc. - 4

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2003
(all amounts except per share amounts in thousands)

Assets:

  Investment securities, at value (cost: $295,976)                    $ 440,643
  Receivables:
       Investment securities sold                                           102
       Dividends                                                            164
                                                                      ---------
                                                                        440,909
                                                                      ---------
Liabilities:

  Accounts payable and accrued liabilities:
    Management and advisory fees                                            194
    Due to custodian                                                         37
                                                                      ---------
                                                                            231
                                                                      ---------
Net assets                                                            $ 440,678
                                                                      =========

Net Assets Consist of:
  Capital stock, 1,500 shares authorized ($.01 par value)             $     396
  Additional paid-in capital                                            296,690
  Accumulated net investment income (loss)                                    -
  Accumulated net realized gain (loss) from investment securities        (1,075)
  Net unrealized appreciation (depreciation) on investment securities   144,667
                                                                      ---------
Net Assets                                                            $ 440,678
                                                                      =========

Shares Outstanding                                                       39,645

Net Asset Value and Offering Price Per Share                          $   11.12


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended December 31, 2003
(all amounts in thousands)

Investment Income:
  Dividends                                                           $     163
                                                                     ----------

Expenses:
  Management and advisory fees                                            1,845
  Transfer agent fees                                                         3
  Printing and shareholder reports                                            3
  Custody fees                                                               34
  Administrative fees                                                        17
  Legal fees                                                                 10
  Auditing and accounting fees                                               11
  Directors fees                                                              2
  Other                                                                       1
                                                                     ----------
  Total expenses                                                          1,926
  Less:
     Advisory fee waiver                                                    (81)
                                                                     ----------
  Net expenses                                                            1,845
                                                                     ----------
Net Investment Income (Loss)                                             (1,682)
                                                                     ----------
Net Realized and Unrealized Gain (Loss):
  Realized gain (loss) from investment securities                          (875)
  Increase (decrease) in unrealized appreciation
    (depreciation) on investment securities                             148,710
                                                                     ----------

Net Gain (Loss) on Investment Securities                                147,835
                                                                     ----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                     $ 146,153
                                                                     ==========




The notes to the financial statements are an integral part of this report.



                       Transamerica Index Funds, Inc. - 5

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the year or period ended
(all amounts in thousands)

                                                                           December 31,      December 31,
Increase (Decrease) In Net Assets From:                                        2003            2002 (a)
                                                                           ------------      ------------
  Operations:
    Net investment income (loss)                                            $  (1,682)        $    (556)
    Net realized gain (loss) on investment securities                            (875)             (200)
    Net unrealized appreciation (depreciation) on investment securities       148,710            (4,043)
                                                                            ---------         ---------
                                                                              146,153            (4,799)
                                                                            ---------         ---------
Distributions to Shareholders:
    From net investment income                                                      -                 -
    From net realized gains                                                         -                 -
                                                                            ---------         ---------
                                                                                    -                 -
                                                                            ---------         ---------
 Capital Share Transactions:
    Proceeds from shares sold                                                       -           307,684
    Dividends and distributions reinvested                                          -                 -
    Cost of shares redeemed                                                    (7,550)             (810)
                                                                            ---------         ---------
                                                                               (7,550)          306,874
                                                                            ---------         ---------
Net increase (decrease) in net assets:                                        138,603           302,075
                                                                            ---------         ---------
Net Assets:
    Beginning of year                                                         302,075                 -
                                                                            ---------         ---------
    End of year                                                               440,678           302,075
                                                                            =========         =========

Accumulated Net Investment Income (Loss)                                    $       -         $       -
                                                                            =========         =========

Share Activity:
    Shares issued                                                                   -            40,575
    Shares issued-reinvested from distributions                                     -                 -
    Shares redeemed                                                              (827)             (103)
                                                                            ---------         ---------

Net increase (decrease) in shares outstanding                                    (827)           40,472
                                                                            =========         =========

(a) The portfolio commenced operations on May 20, 2002.




The notes to the financial statements are an integral part of this report.



                       Transamerica Index Funds, Inc. - 6

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                      For a share of beneficial interest outstanding throughout each period (d)
                 -------------------------------------------------------------------------------------------------------------------
                                             Investment Operations                  Distributions
                  Net Asset     -------------------------------------------     ----------------------                   Net Asset
  For the           Value,           Net         Net Realized                    From Net     From Net                     Value,
  Period          Beginning      Investment     and Unrealized     Total        Investment    Realized      Total           End
 Ended (g)        of Period     Income (Loss)     Gain (Loss)    Operations       Income        Gains    Distributions    of Period
------------------------------------------------------------------------------------------------------------------------------------
   12/31/2003       $ 7.46         $ (0.04)         $ 3.70         $ 3.66          $  -          $  -        $  -          $ 11.12
   12/31/2002        10.00           (0.02)          (2.52)         (2.54)            -             -           -             7.46
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Ratios/Supplemental Data
                                    ------------------------------------------------------------------------------------------------
                                                           Ratio of Expenses
                                     Net Assets,               to Average                     Net Investment
  For the                              End of                Net Assets (a)                    Income (Loss)             Portfolio
  Period              Total            Period           ---------------------                   to Average                Turnover
  Ended (g)         Return (c)         (000's)          Net (e)     Total (f)                  Net Assets (a)             Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
    12/31/2003       49.06%           $ 440,678           0.50%       0.52%                        (0.45)%                     -
    12/31/2002      (25.40)             302,075           0.50        0.56                         (0.48)                      -
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized for periods of less than one year.

(b)  Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets included all expenses before fee waivers and reimbursements by the investment adviser.

(g) Transamerica Mid Cap Index Fund ("the Fund") commenced operations on May 20, 2002.



The notes to the financial statements are an integral part of this report.


                       Transamerica Index Funds, Inc. - 7

Transamerica Mid Cap Index Fund

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
At December 31, 2003
(all amounts in thousands)

NOTE 1 - ORGANIZATION AND SUMMARY OF
SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Index Funds, Inc. (the "Fund") is an open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on April 22, 2002 as a Maryland corporation. The Fund does not offer its shares directly to the public; shares are offered on a no-load basis exclusively to various institutional investors. The fund consists of two portfolios: Transamerica Large Cap Index Fund and Transamerica Mid Cap Index Fund. Currently only Transamerica Mid Cap Index Fund (the "portfolio") has commenced operations. See the Prospectus and the Statement of Additional Information for a description of each portfolio's investment objective. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements in unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based upon experience, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed consistently by the Fund in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

A.  Valuation of Investments

All securities are valued at the last reported sales price on the securities exchange on which the issue is principally traded, or if no sale is reported for a stock, the latest bid price is used. Stocks traded in the over-the-counter market are valued at the last quoted bid prices. Other securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

B.  Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is accrued daily, commencing on the settlement date.

C.  Dividends and Distributions

Dividends and capital gains distributions of the portfolio are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2 - INVESTMENT ADVISORY AND
TRANSACTIONS WITH AFFILIATES

Transamerica Investment Management LLC ("TIM") is the investment adviser for the Fund. AEGON/Transamerica Fund Services, Inc. ("ATFS") provides the Fund with administrative and transfer agency services. AFSG Securities Corporation ("AFSG") is the Fund's distributor. AFSG is 100% owned by AUSA Holding Company ("AUSA"). ATFS is a wholly owned subsidiary of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL, TIM and AUSA are indirect wholly owned subsidiaries of AEGON NV, a Netherlands corporation.

A.  Investment Advisory Fees

The portfolio pays advisory fees at the rate of 0.499% of the portfolios average daily net assets. TIM currently assumes all the portfolio's normal operating expenses.

TIM may occasionally place portfolio business with affiliated brokers of TIM. The Fund has been informed that no brokerage commissions were paid to affiliated brokers of TIM during the period ended December 31, 2003.

NOTE 3 - SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding U.S. Government short-term securities and other investments usually held to maturity) for the period ended December 31, 2003, are summarized as follows:

Purchases of long-term securities:
  U.S. Government securities                                          $     -
  Excluding U.S. Government securities                                      -

Proceeds from sales of long-term securities:
   U.S. Government securities                                         $     -
   Excluding U.S. Government securities                                 9,428



                       Transamerica Index Funds, Inc. - 8

Transamerica Mid Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
At December 31, 2003
(all amounts in thousands)

NOTE 4 - FEDERAL INCOME TAX MATTERS

It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for federal income taxes has been made.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carry-forwards.

Reclassifications between Undistributed net investment income for $ 1,682, and Additional paid-in capital for $(1,682) were made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not effected by these reclassifications.

Tax basis components of distributable earnings at December 31, 2003, were as follows:

Undistributed Ordinary Income                                         $       -
                                                                      =========

Undistributed Long-term Capital Gains                                         -
                                                                      =========

Capital Loss Carry forwards                                                 928
                                                                      =========

Net Unrealized Appreciation (Depreciation)                              144,520
                                                                      =========

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of December 31, 2003 are as follows:

Federal Tax Cost Basis                                                $ 296,123
                                                                      =========

Unrealized Appreciation                                               $ 144,520
Unrealized (Depreciation)                                                     -
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                            $ 144,520
                                                                      =========

As of December 31, 2003, the Fund had a capital less carry-forward of $928, which is available to offset future realized capital gains through December 31, 2011.


                       Transamerica Index Funds, Inc. - 9

               Report of Independent Certified Public Accountants

To the Board of Directors and Shareholders of Transamerica Mid Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Transamerica Mid Cap Index Fund (the "Fund") (one of the portfolios constituting Transamerica Index Funds, Inc.) at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period May 20, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Tampa, Florida
February 19, 2004



                       Transamerica Index Funds, Inc. - 10

                         Transamerica Index Funds, Inc.
                             Management of the Fund

                                                                                                      Number of
                                              Term of                                                 Funds in
                             Position(s)    Office and                                                 Complex          Other
                              Held with      Length of          Principal Occupation(s)              Overseen by    Directorships
 Name, Address and Age          Fund        Time Served           During Past 5 Years                 Directors    Held by Director
 ---------------------       -----------    -----------         -----------------------              -----------   -----------------

DIRECTORS
Peter R. Brown               Director       From 2002      Chairman of the Board, Peter Brown              91              N/A
11180 6th Street East                       to present     Construction Company (1963- 2000);
Treasure Island, FL 33706                                  Chairman  & Director, ATSF; Vice
(DOB 5/10/28)                                              Chairman & Manager, Fund B; Vice
                                                           Chairman & Director, TIS; Rear Admiral
                                                           (Ret.) U.S. Navy Reserve, Civil Engineer
                                                           Corps

Larry N. Norman**            Director       From 2002      President & Chairman, Transamerica Life         91              N/A
4333 Edgewood Road NE                       to present     Insurance Company; Director, ATFA;
Cedar Rapids, IA 52499                                     Director, TIS; Director ATIS; Director,
(DOB 1/8/53)                                               ATFS; Director, ATSF; Manager, Fund B;
                                                           Trustee, IDEX; President, AFSG
                                                           Securities Corp. (AFSG)

Brian C. Scott**             President,     From 2002      President & Chief Executive Officer,            91              N/A
(DOB 9/29/43)                Chief          to present     AEGON/Transamerica Series Fund, Inc.
                             Executive                     (ATSF), President & Chief Executive
                             Officer and                   Officer IDEX Mutual Funds (IDEX);
                             Director                      Transamerica Occidental's Separate
                                                           Account Fund B (Fund B), Transamerica
                                                           Income Shares, Inc. (TIS); Chief
                                                           Executive Officer, Transamerica
                                                           Investors, Inc.; Manager, Transamerica
                                                           Investment Management, LLC; President,
                                                           Director & Chief Executive Officer,
                                                           AEGON/Transamerica Fund Advisers, Inc.
                                                           (ATFA), AEGON/Transamerica Investor
                                                           Services, Inc. (ATIS) & AEGON
                                                           Transamerica Fund Services, Inc. (ATFS);
                                                           Director, President & CEO, Endeavor
                                                           Management Co. (2001-2002)

OFFICERS*

John K. Carter               Senior Vice    From 2002      General Counsel, Sr. Vice President &           N/A             N/A
(DOB 4/24/61)                President,     to present     Secretary, ATSF, Fund B, IDEX & TIS;
                             General                       Vice President & Senior Counsel, Western
                             Counsel &                     Reserve Life Assurance Co. of Ohio
                             Secretary                     ("WRL"); Director, General Counsel,
                                                           Sr. Vice President & Secretary, ATFA, ATIS
                                                           & ATFS; Vice President, AFSG; Vice President,
                                                           Secretary & Anti-Money Laundering Officer,
                                                           Transamerica Investors, Inc.; Vice President
                                                           & Counsel (March 1997-May, 1999), Salomon
                                                           Smith Barney.

Kim D. Day                   Vice           From 2003      Vice President, Treasurer & Principal           N/A             N/A
(DOB 8/2/55)                 President,     to present     Financial Officer, ATSF, IDEX, TIS, Fund
                             Treasurer &                   B; Vice President & Treasurer, ATFS,
                             Principal                     ATFA & ATIS and Transamerica Investors,
                             Financial                     Inc.; Asst. Vice President, WRL
                             Officer

* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.
** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.



                                        Transamerica Index Funds, Inc. - 11

Item 2: Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.
(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.
(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.
(f) (1) Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR.


Item 3: Audit Committee Financial Expert.

Registrant's Board of Directors has determined that Peter Brown and William Short are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Mr. Brown and Mr. Short are "independent" under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Brown and Mr. Short as "audit committee financial experts" pursuant to Item 3 of Form N-CSR does not
(i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as members of the Registrant's audit committee or Board of Directors in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant's audit committee or Board of Directors.

Item 4: Principal Accountant Fees and Services.

                                                       Fiscal Year Ended 12/31
                                                       -----------------------
                                                          2002          2003
                                                          ----          ----
(in thousands)

(a)     Audit Fees                                           8             9
(b)     Audit-related Fees                                   1             1
(c)     Tax Fees                                             1             1
(d)     All Other Fees                                     N/A           N/A
(e)(1)  Pre-approval policy * (see below)
(e)(2)  % of above that were pre-approved                   0%            0%
(f)     If greater than 50%, disclose hours                N/A           N/A
(g)     Non-audit fees rendered to Adviser
        (or affiliate that provided services to
        Registrant)                                        N/A           N/A
(h)     Disclose whether the Audit Committee
        has considered whether the provisions
        of non-audit services rendered to the
        Adviser that were NOT pre-approved is
        Compatible with maintaining the auditor's
        Independence.                                      Yes           Yes

*(e)(1) The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: [Reserved].

Item 6: [Reserved].

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8: [Reserved].

Item 9: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10: Exhibits.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Transamerica Index Funds, Inc.
                                 ------------------------------
                                 (Registrant)

                            By:  /s/ Brian C. Scott
                                 ------------------
                                 Director, President and Chief Executive Officer
                                 Date: March 4, 2004


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


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Brian C. Scott
          ------------------
          Director, President and Chief Executive Officer
          Date: March 4, 2004

     By:  /s/ Kim D. Day
          --------------
          Vice President, Treasurer and Principal Financial Officer
          Date: March 4, 2004


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


                                  EXHIBIT INDEX

Exhibit No.                       Description of Exhibit
-----------                       ----------------------
10(b)(1)   Code of Ethics for Principal Executive and Senior Financial Officers
10(b)(2)   Section 302 N-CSR Certification of Principal Executive Officer
10(b)(3)   Section 302 N-CSR Certification of Principal Financial Officer
10(b)(4) Section 906 N-CSR Certification of Principal Executive Officer, Principal Financial Officer & General Counsel


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